Commitments and contingencies	12 Months Ended
Jun. 30, 2018
Disclosure of commitments and contingencies [Abstract]
Disclosure of commitments [text block]
21	Commitments and contingencies

(a)	Capital commitments

Capital commitments, which are primarily related to the campus decoration are as follows:

	2017	2018
	RMB	RMB
Contracted, but not provided for:
Leasehold improvement	17,821	14,988

(b)	Operating lease commitments, which are primarily with a related parties, are as follows:

	2017	2018
	RMB	RMB
within one year	31,515	33,764
one year to five years	132,884	145,016
Five years thereafter	436,819	497,468
	601,218	676,248